DEBT	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
DEBT	DEBT
Our debt consisted of the following at December 31, 2024 and 2023:

	2024	2023
Debt:
Senior Notes due 2031 at a fixed interest rate of 2.75%	$450,000	$450,000
2015 Term Loan borrowings due 2028 at a variable interest rate of 6.15% (a)	200,000	350,000
2021 Incremental Term Loan borrowings due 2029 at a variable interest rate of 6.20% (a)	200,000	200,000
2016 Incremental Term Loan borrowings due 2026 at a variable interest rate of 6.30% (a)	200,000	200,000
2022 Incremental Term Loan borrowings due 2027	—	100,000
Total principal debt	1,050,000	1,300,000
Less: Unamortized discounts	(2,431)	(2,772)
Less: Deferred financing costs	(3,159)	(4,164)
Total long-term debt	$1,044,410	$1,293,064

(a)Reflects variable interest rates as of December 31, 2024.
Principal payments due during the next five years and thereafter are as follows:

Total
2025	—
2026	200,000
2027	—
2028	200,000
2029	200,000
Thereafter	450,000
Total debt	$1,050,000
2.75% SENIOR NOTES ISSUED MAY 2021
In May 2021, Rayonier, L.P. issued $450 million of 2.75% Senior Notes due 2031, guaranteed by certain subsidiaries. Semi-annual payments of interest only are due on these notes through maturity. The Senior Notes due 2031 were sold at an issue price of 99.195% of their face value, before underwriters discount. Our net proceeds after deducting approximately $3.9 million of underwriting discounts and expenses, were approximately $442.5 million. The discount and debt issuance costs are being amortized to interest expense over the term of the notes using the effective interest method.
TERM CREDIT AGREEMENTS
We have entered into several credit agreements with CoBank, ACB, as administrative agent, and a syndicate of Farm Credit institutions. Our various term credit facilities issued through the Farm Credit System provide for annual patronage payments, which are profit distributions made by the cooperative to its member-users based on the quantity or value of business done with the member-user.

All of our term credit agreements are benchmarked to Daily Simple SOFR plus a credit spread adjustment. While all of our term credit facilities provide for variable interest rates based on a spread over Daily Simple SOFR, we have entered into multiple interest rate swap agreements to fix all of our variable rate exposure. For each credit facility described below, we provide our estimated effective interest rate after consideration of estimated patronage payments and interest rate swaps.
2015 TERM LOAN AGREEMENT
In August 2015, we entered into a credit agreement with CoBank, ACB, as administrative agent, and a syndicate of Farm Credit institutions and other commercial banks to provide $550 million of credit facilities, including a nine-year $350 million term loan facility (“2015 Term Loan Facility”). During the second half of 2024, we repaid $150 million of the principal balance on this loan. In connection with the repayment, we recognized a loss on early extinguishment of debt of $0.2 million, representing the write-off of a proportional amount of the unamortized deferred financing costs. The loss on early extinguishment of debt has been recorded in the Consolidated Statements of Income and Comprehensive Income (Loss) under the caption “Interest and other miscellaneous income, net.” The periodic interest rate on the 2015 Term Loan Facility is subject to a pricing grid based on our leverage ratio, as defined in the Term Credit Agreement. As of December 31, 2024, the periodic interest rate on the $200 million 2015 Term Loan Facility was Daily Simple SOFR plus 1.5% plus a credit spread adjustment of 0.1%. Monthly payments of interest only are due on this loan through maturity. We estimate the effective interest rate on this term loan facility to be approximately 2.0% after consideration of the interest rate swaps and estimated patronage refunds. For additional information on our interest rate swaps, see Note 9 — Derivative Financial Instruments and Hedging Activities.
2022 INCREMENTAL TERM LOAN AGREEMENT
In December 2022, we entered into an Incremental Term Loan Agreement to provide a five-year $250 million senior unsecured incremental term loan facility (“2022 Incremental Term Loan Facility”). During the fourth quarter of 2023, we repaid $150 million of the principal balance on this loan. In December 2024, the remaining $100 million principal balance was repaid. We recognized a loss on early extinguishment of debt of $0.2 million, representing the write-off of unamortized deferred financing costs. The loss on early extinguishment of debt has been recognized in the Consolidated Statements of Income and Comprehensive Income (Loss) under the caption “Interest and other miscellaneous income, net.”
2016 INCREMENTAL TERM LOAN AGREEMENT
In April 2016, we entered into an Incremental Term Loan Agreement to provide a 10-year, $300 million term loan facility (“2016 Incremental Term Loan Facility”) of which $100 million was subsequently repaid. The periodic interest rate on the 2016 Incremental Term Loan Facility is subject to a pricing grid based on our leverage ratio, as defined in the Incremental Term Loan Agreement. As of December 31, 2024, the periodic interest rate on the $200 million 2016 Incremental Term Loan Facility was Daily Simple SOFR plus 1.65% plus a credit spread adjustment of 0.1%. Monthly payments of interest only are due on this loan through maturity. We estimate the effective interest rate on this term loan facility to be approximately 2.4% after consideration of interest rate swaps and estimated patronage payments. For additional information on our interest rate swaps, see Note 9 — Derivative Financial Instruments and Hedging Activities.
2021 INCREMENTAL TERM LOAN AGREEMENT
In June 2021, we entered into an Incremental Term Loan Agreement, which provided us the ability to make an advance of $200 million on or before June 1, 2022. In January 2022, we made a $200 million draw on our 2021 Incremental Term Loan Facility. The periodic interest rate on the 2021 Incremental Term Loan Facility is subject to a pricing grid based on our leverage ratio, as defined in the Incremental Term Loan Agreement. As of December 31, 2024, the periodic interest rate on the 2021 Incremental Term Loan Facility was Daily Simple SOFR plus 1.55% plus a credit spread adjustment of 0.1%. Monthly payments of interest only are due on this loan through maturity. We estimate the effective interest rate on this term loan facility to be approximately 1.4% after consideration of interest rate swaps and estimated patronage refunds. For additional information on our interest rate swaps, see Note 9 — Derivative Financial Instruments and Hedging Activities.
REVOLVING CREDIT FACILITY
The periodic interest rate on the Revolving Credit Facility is subject to a pricing grid based on our leverage ratio, as defined in the Term Credit Agreement. As of December 31, 2024, the periodic interest rate on the Revolving Credit Facility was Daily Simple SOFR plus 1.25% plus a credit spread adjustment of 0.1%, with an unused commitment fee of 0.175%. Monthly payments of interest only are due on this loan through maturity. See Note 24 — Other Assets for additional information about deferred financing costs related to revolving debt.
During the year ended December 31, 2024, we made no borrowings or repayments on our Revolving Credit Facility. At December 31, 2024, we had available borrowings of $293.0 million, net of $7.0 million to secure our outstanding letters of credit.
DEBT COVENANTS
In connection with our 2015 Term Loan Agreement, 2016 Incremental Term Loan Agreement, 2021 Incremental Term Loan Agreement and Revolving Credit Facility, customary covenants must be met, the most significant of which include interest coverage and leverage ratios.
The covenants listed below, which are the most significant financial covenants in effect as of December 31, 2024, are calculated on a trailing 12-month basis:

	Covenant Requirement	Actual Ratio	Favorable
Covenant EBITDA to consolidated interest expense should not be less than	2.5 to 1	7.1 to 1	4.6
Covenant debt to covenant net worth plus covenant debt shall not exceed	65%	38%	27%
    In addition to the financial covenants listed above, the Senior Notes due 2031, 2015 Term Loan Agreement, 2016 Incremental Term Loan Agreement, 2021 Incremental Term Loan Agreement, and Revolving Credit Facility include customary covenants that limit the incurrence of debt and the disposition of assets, among others. At December 31, 2024, we were in compliance with all applicable covenants.